RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11: RELATED PARTY TRANSACTIONS

Certain Relationships and Related Person Transactions

The following is a description of certain relationships and transactions that exist or have existed or that the Company has entered into, in each case since January 1, 2024, with its directors, executive officers, or stockholders who are known to the Company to beneficially own more than ten percent of its voting securities and their respective affiliates and immediate family members.

Sponsor of MCAC

In connection with the closing of the Business Combination, the Company assumed unsecured promissory notes totaling approximately $555,000 that are non-interest bearing and due on demand and advances totaling approximately $132,000 that are non-interest bearing and due on demand with the Sponsor of MCAC. During September 2024, the Company entered into a note conversion agreement with the Sponsor of MCAC in which the Company converted the outstanding principal on unsecured promissory notes and certain other liabilities owed to the note holders into shares of the Company’s common stock at a conversion price of $2.00 per share with a one-time share reset adjustment, subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, approximately $555,000 of unsecured promissory notes and approximately $132,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 343,248 shares of the Company’s common stock.

In connection with the conversion agreement, the Sponsor of MCAC received a one-time share reset adjustment that was settled during the quarter ended March 31, 2025 through the issuance of 205,949 shares of the Company’s common stock (see Note 7). As of December 31, 2024, the fair value of the derivative liabilities associated with the reset adjustment was approximately $158,000 and was included as a component of derivative liabilities on the accompanying consolidated balance sheets. As of June 30, 2025, the derivative liabilities associated with the reset adjustment were settled in full. For the three and nine months ended September 30, 2025, the Company recorded a change in fair value on these derivative liabilities of $0 and $30,000 respectively, which was included as a component of change in fair value of derivative liabilities on the accompanying consolidated statements of operations and comprehensive loss.

Avanti Notes

In September 2016, the Company entered into an unsecured promissory note with a company owned by the Company’s Chief Executive Officer (the “Related Party Lender”) for an original principal sum of about $248,000 at September 30, 2016 (the “2016 Promissory Note”). The principal balance of the note as of September 30, 2025 and December 31, 2024 are about $83,000 and $83,500 respectively. The note bears annual interest of 14.0%. The note does not have a maturity date, and the full note balance is to be paid over time in amounts determined by the Company.

In July 2024, the Company borrowed an additional amount of about $93,000 from the Related Party Lender (the “2024 Promissory Note”). The loan bears interest at 14.0% and matures in July 2031. The principal and accrued interest is due in full at maturity.

Total interest expense recognized on the promissory notes with the Related Party Lender was approximately $6,300 and $18,200 for the three and nine months ended September 30, 2025, respectively, compared to approximately $2,850 and $11,760 for the three and nine months ended September 30, 2024.

NOTE 18: RELATED PARTY TRANSACTIONS

Sponsor of MCAC

In connection with the closing of the Business Combination, the Company assumed unsecured promissory notes totaling approximately $555,000 that are non-interest bearing and due on demand and advances totaling approximately $132,000 that are non-interest bearing and due on demand with the Sponsor of MCAC. During September 2024, the Company entered into a note conversion agreement with the Sponsor of MCAC in which the Company converted the outstanding principal on unsecured promissory notes and certain other liabilities owed to the note holders into shares of the Company’s common stock at a conversion price of $2.00 per share with a one-time share reset adjustment (see Note 14), subject to shareholder approval and a maximum aggregate ownership amount of 19.99% for each individual lender. In connection with these agreements, approximately $555,000 of unsecured promissory notes and approximately $132,000 of accounts payable and accrued expenses were extinguished in exchange for the issuance of 343,248 shares of the Company’s common stock (see Note 12).

In connection with the conversion agreement, the Sponsor of MCAC received a one-time share reset adjustment that were subsequently settled during the quarter ended March 31, 2025 through the issuance of 205,949 shares of the Company’s common stock (see Note 14). As of December 31, 2024, the fair value of the derivative liabilities associated with the reset adjustment was approximately $158,000 and was included as a component of derivative liabilities on the accompanying consolidated balance sheets. For the year ended December 31, 2024, the Company recorded a change in fair value on these derivative liabilities of $26,000, which was included as a component of change in fair value of derivative liabilities on the accompanying consolidated statements of operations and comprehensive loss.

Related Party Investors

Immediately following the note conversion agreements in September 2024 with secured promissory note holders in which the Company converted the outstanding principal on the secured promissory notes, including accrued and unpaid interest, and certain other liabilities owed to the note holders into shares of the Company’s common stock (see Note 11), the ownership percentage of the Company’s common stock of two individual lenders individually exceeded 5.0%, triggering a related party relationship. These two lenders are collectively referred to as the Related Party Investors.

In connection with the conversion agreements, each Related Party Investor received a one-time share reset adjustment that were subsequently settled during the quarter ended March 31, 2025 through the issuance of 1,460,130 and 795,675 shares of the Company’s common stock (see Note 14). As of December 31, 2024, the fair value of the derivative liabilities associated with the reset adjustment granted to each Related Party Investor was approximately $1,146,000 and $624,000 and were included as a component of derivative liabilities on the accompanying consolidated balance sheets. For the year ended December 31, 2024, the Company recorded a change in fair value on these derivative liabilities of $192,000 and $104,000, which were included as a component of change in fair value of derivative liabilities on the accompanying consolidated statements of operations and comprehensive loss.

The Related Party Investors collectively own 100% of an entity that has controlling interest in four customers within the managed solutions operating segment (the “Related Party Managed Solutions Customers”). The Company acquired one of these customers, GEG, in October 2024 from the entity owned by Related Party Investors (see Note 6). From the period between when the related party relationship was triggered in September 2024 through December 31, 2024, the Company earned revenue totaling approximately $644,000, incurred cost of revenues totaling approximately $188,000, and incurred selling, general and administrative expenses totaling approximately $517,000 from the remaining three Related Party Managed Solutions Customers. As of December 31, 2024, the Company was owed approximately $349,000 for managed services from the Related Party Managed Solutions Customers, which was included as a component of accounts receivable on the accompanying consolidated balance sheets and approximately $102,000 for working capital advances from the Related Party Managed Solutions Customers, which was included as a component of working capital advances on the accompanying consolidated balance sheets. As of December 31, 2024, the Company owed approximately $28,000 to the Related Party Managed Solutions Customers.

Prior to the date the related party relationship was triggered, each Related Party Investors had entered into secured promissory notes that remained outstanding as of December 31, 2024 totaling $1,750,000 and $1,400,000 and were included as a component of debt, net on the accompanying consolidated balance sheets. Accrued interest on the notes remaining outstanding as of December 31, 2024 totaled approximately $384,000 and $289,000 and are included as a component of accrued expenses on the accompanying consolidated balance sheets.

Related Party Lender

The Company has two unsecured promissory notes with a company owned by the Company’s chief executive officer (see Note 11).

Following the closing of the Business Combination on July 12, 2024 which triggered the conversion of certain convertible notes, a noteholder’s ownership percentage of the Company’s common stock exceeded 5.0%, triggering a related party relationship.

On October 10, 2024, the Company issued this related party a convertible note with a principal amount of $800,000. The note has an interest rate of 20% and a maturity date of April 8, 2025. The note is convertible during the first 90 days after issuance at a conversion price of $1.10. The Company accounts for these convertible notes using the fair value option. As of December 31, 2024, the carrying amount of the note and accrued interest was $800,000 and $35,945, respectively. As of December 31, 2024, the fair value of this note was approximately $837,000.

On October 10, 2024, the Company issued this related party a convertible note with a principal amount of $400,000. The note has an interest rate of 20% and a maturity date of June 1, 2025. The note is convertible during the first 90 days after issuance at a conversion price of $1.10. The Company accounts for these convertible notes using the fair value option. As of December 31, 2024, the carrying amount of the note and accrued interest was $400,000 and $6,137, respectively. As of December 31, 2024, the fair value of this note was approximately $418,000.